Employee Benefit Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities, Net [Abstract]
Schedule of Expenses Recognized in Comprehensive Income (Loss)	Expenses recognized in comprehensive income (loss):
	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands

Current service cost	$208	$194	$223
Interest expenses, net	39	28	15
Total employee benefit expenses	247	222	238

Actual return on plan assets	$400	$50	$(25)

Schedule of Expenses Presented in Statement of Comprehensive Income (Loss)

The expenses are presented in the Statement of Comprehensive income (loss) as follows

	Year Ended December 31,
	2024	2023	2022
	U.S. Dollars in thousands
Cost of revenues	$159	$155	$166
Research and development	20	22	24
Selling and marketing	39	33	27
General and administrative	9	23	21

	$227	$233	$238

Schedule of Plan Liabilities, Net	The plan liabilities, net:
	December 31,
	2024	2023
	U.S. Dollars in thousands
Defined benefit obligation	$4,813	$4,399
Fair value of plan assets	4,304	3,778
Total liabilities, net	$509	$621

Schedule of Changes in Present Value of Defined Benefit Obligation	Changes in the present value of defined benefit obligation
	2024	2023
	U.S. Dollars in thousands
Balance at January 1,	$4,399	$4,380
Interest costs	216	200
Current service cost	208	194
Past service cost	-	-
Benefits paid	(223)	(376)
Demographic assumptions	(84)	13
Financial assumptions	-	(91)
Past Experience	322	209
Currency Exchange	(25)	(130)
Balance at December 31,	$4,813	$4,399

Schedule of Changes in Fair Value of Plan Assets	Changes in the fair value of plan assets
	2024	2023
	U.S. Dollars in thousands

Balance at January 1,	$3,778	$3,707
Expected return	184	172
Contributions by employer	165	173
Benefits paid	(195)	(206)
Demographic assumptions	(2)	-
Financial assumptions	-	-
Past Experience	402	50
Currency exchange	(28)	(118)
Balance at December 31,	$4,304	$3,778

Schedule of Principal Assumptions Underlying Defined Benefit Plan	The principal assumptions underlying the defined benefit plan
	2024	2023	2022
	%

Discount rate of the plan liability	5.4	5.3	5.1
Future salary increases	3.0	3.0	3.0